Financial Instruments and Risk Management - Fair Value Information on Other Financial Assets and Liabilities Recorded at Amortized Cost (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
ASSETS
Cash and cash equivalents, fair value disclosure		$ 2,452
Short-term, deposits	$ 1,100	1,450
Long-term debt
Finance leases:	103
Senior unsecured convertible bonds issued on august 4, 2020
Long-term debt
Debt instrument unamortized debt issuance costs, net	1
Quoted Prices in Active Markets for Identical Assets (Level 1)
ASSETS
Cash and cash equivalents, fair value disclosure		2,452
Estimated Fair Value | Quoted Prices in Active Markets for Identical Assets (Level 1)
ASSETS
Cash and cash equivalents, fair value disclosure	2,264	1,611
Short-term, deposits	1,100	1,450
Estimated Fair Value | Quoted Prices in Active Markets for Identical Assets (Level 1) | Senior unsecured convertible bonds issued on august 4, 2020
Long-term debt
Dual tranche senior unsecured convertible bonds	731	1,442
Estimated Fair Value | Significant Other Observable Inputs (Level 2)
Long-term debt
Bank loans (including current portion)	1,281	1,389
Finance leases:	103	66
Carrying Amount | Quoted Prices in Active Markets for Identical Assets (Level 1)
ASSETS
Cash and cash equivalents, fair value disclosure	2,264	1,611
Short-term, deposits	1,100	1,450
Carrying Amount | Quoted Prices in Active Markets for Identical Assets (Level 1) | Senior unsecured convertible bonds issued on august 4, 2020
Long-term debt
Dual tranche senior unsecured convertible bonds	749	1,498
Carrying Amount | Significant Other Observable Inputs (Level 2)
Long-term debt
Bank loans (including current portion)	1,281	1,389
Finance leases:	$ 103	$ 66